Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of Cash and cash equivalents

	As of December 31,
in 000€	2021	2020	2019
Cash at bank	192,895	108,399	123,337
Cash equivalents	3,133	3,139	5,560
Total	196,028	111,538	128,897